One International Place, 40th Floor

100 Oliver Street

Boston, MA 02110-2605

+1 617 728 7100 Main

+1 617 426 6567 Fax

www.dechert.com

NICHOLAS DILORENZO

nicholas.dilorenzo@dechert.com

+1 617 728 7171 Direct

+1 617 275 8370 Fax

March 19, 2018

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission 100 F Street N.E. Washington, D.C. 20549

Re:	Russell Investment Company – Registration Statement on Form N-14 (File No. 333-222787)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), the undersigned hereby certifies on behalf of Russell Investment Company (the “Trust”) that the form of prospectus included in Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-14 under the Securities Act (“PEA 1”) that would have been filed by the Trust pursuant to Rule 497(b) under the Securities Act would not have differed from what was contained in PEA 1. I hereby further certify that PEA 1 was filed electronically with the Commission on March 15, 2018 pursuant to Rule 485(b) under the Securities Act.

No fees are required in connection with this filing. Please call me at (617) 728-7171 or John V. O’Hanlon at (617) 728-7111 if you have any questions.

Very truly yours,

/s/ Nicholas S. Di Lorenzo
Nicholas S. Di Lorenzo

cc:	John V. O’Hanlon, Esq.

Mary Beth Rhoden Albaneze, Esq.